Leases - Schedule of Future Minimum Payments Under Operating Leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Minimum Payments Under Operating Leases [Abstract]
Year ending December 31, 2026	$ 598,802
Year ending December 31, 2027	487,988
Year ending December 31, 2028	422,000
Year ending December 31, 2029	419,359
Year ending December 31, 2030	419,359
Total undiscounted lease obligations	2,347,508
Less: imputed interest	(265,896)
Lease liabilities recognized in the consolidated balance sheet	$ 2,081,612	$ 53,418